Share-based Compensation - Summary of Restricted Share Units (Detail) - Long Term Incentive Plans [Member] - Restricted Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2015	3,557,737
Shares, Granted	2,253,263
Shares, Assumed in Freescale acquisition	4,924,043
Shares, Vested	2,247,072
Shares, Forfeited	250,110
Shares, Outstanding at December 31, 2015	8,237,861	3,557,737
Weighted average grant date fair value, Outstanding at January 1, 2015	$ 47.86
Weighted average grant date fair value, Granted	79.22	$ 63.42	$ 39.23
Weighted average grant date fair value, Assumed in Freescale acquisition	86.09
Weighted average grant date fair value, Vested	53.56
Weighted average grant date fair value, Forfeited	48.98
Weighted average grant date fair value, Outstanding at December 31, 2015	$ 78.03	$ 47.86